Share-based Payments - Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula (Detail)	May 01, 2023 $ / shares	Apr. 06, 2023 shares yr € / shares $ / shares	Apr. 06, 2023 shares yr € / shares	Apr. 03, 2023 $ / shares	Mar. 01, 2023 € / shares	Feb. 01, 2023 € / shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exercise price | (per share)	$ 9.25	$ 8.05		$ 7.82	€ 8.29	€ 9.50
Black-Scholes formula [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of options | shares		846,000	846,000
Fair value of the options		$ 5.92	€ 5.92
Fair value of the ordinary shares		$ 7.38	7.38
Exercise price			€ 7.38
Expected volatility		100.00%	100.00%
Expected life | yr		6.1	6.1
Risk-free interest rate		3.40%	3.40%
Expected dividend yield		0.00%	0.00%